AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2020
	Shares	Value
Common Stocks - 85.2%
Communication Services - 5.4%
Link Net Tbk PT (Indonesia)	8,303,500	$985,908
Otelco, Inc., Class A (United States)*	34,031	389,995
Reading International, Inc., Class A (United States)*,1	482,000	1,552,040
Spark Networks SE, ADR (Germany)*	86,000	420,540

Total Communication Services		3,348,483
Consumer Discretionary - 13.8%
B&S Group, S.A.R.L. (Luxembourg)[2]	462,585	3,584,838
Cambria Automobiles PLC (United Kingdom)	567,500	351,493
Legacy Housing Corp. (United States)*	70,250	961,020
Marshall Motor Holdings PLC (United Kingdom)*	229,000	369,748
Texhong Textile Group, Ltd. (Hong Kong)	2,884,000	2,073,928
Tilly's, Inc., Class A (United States)	52,000	313,560
Vivo Energy PLC (United Kingdom)*,2	990,000	958,089

Total Consumer Discretionary		8,612,676
Consumer Staples - 12.9%
Arcus ASA (Norway)[2]	265,000	1,248,309
Cosco Capital, Inc. (Philippines)	5,500,000	581,353
Italian Wine Brands S.P.A (Italy)	103,000	2,378,875
Naked Wines PLC (United Kingdom)	623,700	3,541,098
NeoPharm Co., Ltd. (South Korea)	13,000	315,502

Total Consumer Staples		8,065,137
Energy - 9.6%
Hargreaves Services PLC (United Kingdom)	450,169	1,196,609
Lamprell PLC (United Arab Emirates)*	1,898,251	612,355
Pardee Resources Co., Inc. (United States)	7,352	1,029,280
Total Energy Services, Inc. (Canada)	1,849,100	3,152,309

Total Energy		5,990,553
Financials - 6.2%
Omni Bridgeway, Ltd. (Australia)	1,372,875	3,888,507
Health Care - 1.3%
HLS Therapeutics, Inc. (Canada)	14,660	154,356
WIN-Partners Co., Ltd. (Japan)	67,000	656,875

Total Health Care		811,231
Industrials - 25.1%
Aggreko PLC (United Kingdom)	160,000	760,813
AMERCO (United States)	5,100	1,815,498
Boustead Singapore, Ltd. (Singapore)	3,697,600	1,874,444
CB Industrial Product Holding Bhd (Malaysia)	6,380,800	1,412,667
Financiere de L'Odet SA (France)	800	627,009
Fjord1 A.S.A. (Norway)*,2	215,000	1,003,140
	Shares	Value

GrafTech International, Ltd. (United States)	180,000	$1,231,200
Judges Scientific PLC (United Kingdom)	2,750	172,456
Komelon Corp. (South Korea)	70,000	523,072
Mitani Corp. (Japan)	7,200	445,077
Ocean Wilsons Holdings, Ltd. (Bermuda)	305,000	2,438,957
Promotora y Operadora de Infraestructura SAB de CV (Mexico)*	53,000	276,823
Sam Yung Trading Co., Ltd. (South Korea)	199,000	2,324,735
Sekisui Jushi Corp. (Japan)	16,800	353,204
Utoc Corp. (Japan)	84,900	420,699

Total Industrials		15,679,794
Information Technology - 3.8%
Bixolon Co., Ltd. (South Korea)	240,000	853,824
GMO Pepabo, Inc. (Japan)	4,000	175,358
Ifis Japan, Ltd. (Japan)	69,000	512,654
Reckon, Ltd. (Australia)	645,685	395,270
Webstep A.S. (Norway)*,2	200,000	458,858

Total Information Technology		2,395,964
Materials - 6.7%
Brickability Group PLC (United Kingdom)	1,350,000	783,611
Master Drilling Group, Ltd. (South Africa)*	1,178,934	532,078
SK Kaken Co., Ltd. (Japan)	800	295,941
Trecora Resources (United States)*	418,000	2,566,520

Total Materials		4,178,150
Utilities - 0.4%
Maxim Power Corp. (Canada)*	140,000	215,538

Total Common Stocks (Cost $63,258,379)		53,186,033

	Principal Amount
Corporate Bonds and Notes - 7.4%
Industrials - 7.4%
Colabor Group, Inc. (Canada) 6.000%, 10/13/21[3]	$6,579,000	4,150,321
Helix Energy Solutions Group, Inc. (United States) 4.125%, 09/15/23[3]	500,000	473,161

Total Corporate Bonds and Notes (Cost $4,552,103)		4,623,482

Shares
Closed-End Fund - 0.7%
Industrials - 0.7%
Excelsior Capital, Ltd. (Australia) (Cost $437,212)	375,377	423,231

AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (continued)
	Shares	Value

Preferred Stocks - 3.0%
Health Care - 0.0%
HLS Therapeutics, Inc. (Canada)[4,5]	24,901	$0
Information Technology - 3.0%
Samsung Electronics Co., Ltd., 2.000% (South Korea)	44,000	1,893,804

Total Preferred Stocks (Cost $833,577)		1,893,804

Principal Amount
Short-Term Investments - 3.9%
Joint Repurchase Agreements - 0.4%[6]
Citigroup Global Markets, Inc., dated 09/30/20, due 10/01/20, 0.060% total to be received $239,522 (collateralized by various U.S. Treasuries, 0.000% - 4.750%, 03/25/21 - 02/15/50, totaling $244,312)	$239,522	239,522

	Shares	Value
Other Investment Companies - 3.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.02%[7]	715,391	$715,391
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.04%[7]	715,393	715,393
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.06%[7]	737,071	737,071

Total Other Investment Companies		2,167,855

Total Short-Term Investments (Cost $2,407,377)		2,407,377
Total Investments - 100.2% (Cost $71,488,648)		62,533,927
Other Assets, less Liabilities - (0.2)%		(100,092)
Net Assets - 100.0%		$62,433,835

*	Non-income producing security.
[1]	Some of these securities, amounting to $233,679 or 0.4% of net assets, were out on loan to various borrowers and are collateralized by cash. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the value of these securities amounted to $7,253,234 or 11.6% of net assets.
[3]	Convertible Security. A corporate bond, usually a junior debenture, that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. The market value of convertible bonds at September 30, 2020, amounted to $4,623,482 or 7.4% of net assets.
[4]	Preferred Shares of a liquidating trust.
[5]	Security's value was determined by using significant unobservable inputs.
[6]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[7]	Yield shown represents the September 30, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$4,908,644	$10,771,150	—	$15,679,794
Consumer Discretionary	2,584,162	6,028,514	—	8,612,676
Consumer Staples	3,541,098	4,524,039	—	8,065,137
Energy	5,990,553	—	—	5,990,553
Materials	2,566,520	1,611,630	—	4,178,150
Financials	—	3,888,507	—	3,888,507
Communication Services	2,362,575	985,908	—	3,348,483
Information Technology	458,858	1,937,106	—	2,395,964
Health Care	154,356	656,875	—	811,231
Utilities	215,538	—	—	215,538
Corporate Bonds and Notes†	—	4,623,482	—	4,623,482
Closed-End Fund	—	423,231	—	423,231
Preferred Stocks
Information Technology	—	1,893,804	—	1,893,804
Health Care	—	—	$0	—
Short-Term Investments
Joint Repurchase Agreements	—	239,522	—	239,522
Other Investment Companies	2,167,855	—	—	2,167,855
Total Investments in Securities	$24,950,159	$37,583,768	$0	$62,533,927

†	All corporate bonds and notes held in the Fund are level 2 securities. For a detailed breakout of corporate bonds and notes by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended September 30, 2020, there were no transfers in or out of Level 3.

AMG Yacktman Special Opportunities Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at September 30, 2020, was as follows:
Country	% of Long-Term Investments
Australia	7.8
Bermuda	4.1
Canada	12.8
France	1.0
Germany	0.7
Hong Kong	3.4
Indonesia	1.6
Italy	4.0
Japan	4.8
Luxembourg	6.0
Malaysia	2.3
Mexico	0.5
Norway	4.5
Philippines	1.0
Singapore	3.1
South Africa	0.9
South Korea	9.8
United Arab Emirates	1.0
United Kingdom	13.5
United States	17.2
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$233,679	$239,522	—	$239,522
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.